INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts	$ 4,083	$ 899
Employee education fee excess		6
Depreciation of property and equipment		127
Net operating loss carry forwards	30,697	15,404
Valuation allowance	(36,386)	(14,186)
Deferred tax assets - Non-current
Amortization of intangible assets and concession fees	1,606	2,274
Total deferred tax assets		4,524
Deferred tax liabilities
Acquired intangible assets		91
Total deferred tax liabilities		$ 91